Note 9 - Other Disclosures - Number and Movement in RSUs (Details) - Restricted stock units [member]	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
January 1, 2021	0
Granted	86,411
Forfeited	0
December 31, 2021	86,411